INVESTMENTS IN SECURITIES - Available-for-sale securities, fair value and gross unrealized losses (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Gross unrealized losses and fair values of available-for-sale securities
Proceeds from the sale of available for sale securities	¥ 100,000
Other income (expenses)
Gross unrealized losses and fair values of available-for-sale securities
Gross realized loss	¥ 2,441
Debt securities
Gross unrealized losses and fair values of available-for-sale securities
More than 12 months - Fair value		¥ 100,820
More than 12 months - Gross unrealized loss		¥ 1,621